Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current
Cash	$ 181,730	$ 898,771
Trade and other receivables (Note 4)	1,404,180	1,181,257
Prepaid expenses	119,802	29,673
Inventory (Note 5)	3,942,896	3,544,519
Advance to suppliers	33,672	1,048,227
Total current assets	5,682,280	6,702,447
Long term deposit (Note 11)	181,584	147,100
Right of use assets, net (Note 7)	582,485	630,793
Equipment, net	157,820	175,335
Intangible assets, net (Note 8)	8,285,036	7,856,730
Total Assets	14,889,205	15,512,405
Current
Loans to Financial Institutions (Note 9)	2,077,290	89,298
Sales of future receipts (Note 10)	1,688,435	1,467,899
Accounts payable and accrued liabilities	5,497,957	3,451,128
Lease obligations (Note 11)	296,366	254,668
Warrant and preferred share liability (Note 12)	1,069,513	156,433
Total current liabilities	10,629,561	5,419,426
Lease obligations (Note 11)	338,373	385,639
Total non-current liabilities	338,373	385,639
Total liabilities	10,967,934	5,805,065
Shareholders’ Equity
Share capital (Note 13)	104,916,071	85,714,727
Reserves (Note 13)	14,927,501	14,644,200
Accumulated other comprehensive loss	98,870	98,870
Deficit	(116,021,171)	(90,750,457)
Equity	3,921,271	9,707,340
Total Liabilities And Shareholders’ Equity	$ 14,889,205	$ 15,512,405